Lease Liabilities - Schedule of Undiscounted Potential Future Rental Payments (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Extension options expected not to be exercised	$ 1,183,105	$ 1,183,105
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Extension options expected not to be exercised	$ 1,183,105	$ 1,183,105